Earnings per share	12 Months Ended
Dec. 31, 2025
Basic earnings per share [abstract]
Earnings per share [Text Block]

27. Earnings per share

	Year ended December 31,
	2025	2024
Weighted average common shares outstanding
Basic	395,521,903	376,785,518
Plus net incremental shares from:
Assumed conversion: stock options	1,126,893	483,149
Assumed conversion: warrants	-	22,544
Diluted weighted average common shares outstanding	396,648,796	377,291,211

The calculation of dilutive weighted-average number of common shares excludes the impact of 2,474 shares for the year ended December 31, 2025 (year ended December 31, 2024 - 4,127). The shares related to stock options and warrants were excluded as the exercise price related to the particular security exceeded the average market price of the Company's common shares for the period, or the inclusion of the share units had an anti-dilutive effect on net income.